UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 2.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC),
6.00%, 6/01/34	$4,615	$5,398,950
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,511,385
5.25%, 1/01/23	6,500	6,494,735

		17,405,070

Arizona – 4.9%
Arizona Board of Regents University of Arizona, RB, Speed,
5.00%, 8/01/28	2,000	2,372,340
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A,
5.00%, 2/01/30	2,685	2,947,969
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	2,058,197
4.25%, 7/01/22	1,895	2,081,013
City of Tucson Arizona, COP, Refunding, (AGC),
4.00%, 7/01/20	2,325	2,602,303
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A,
6.63%, 7/01/20	1,700	1,395,020
Northern Arizona University, RB,
5.00%, 6/01/41	1,250	1,381,600
Phoenix Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	773,542
5.00%, 7/01/32	1,200	1,299,228
Pima County IDA, RB:
Charter Schools Project, Series C, 6.70%, 7/01/21	950	954,541
Charter Schools Project, Series K, 6.38%, 7/01/31	895	896,888
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	2,325	2,648,733
Pinal County Electric District No. 3, Refunding RB,
5.00%, 7/01/25	1,600	1,833,216
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/25	4,000	4,630,280
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM),
5.00%, 9/01/35	2,050	2,283,516
State of Arizona, COP, Department of Administration, Series A (AGM),
4.25%, 10/01/23	1,000	1,110,580

		31,268,966

Arkansas – 0.2%
University of Arkansas, Refunding RB, Various Facility, Series A,
5.00%, 11/01/31	1,000	1,206,720

California – 4.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
5.00%, 8/15/22	2,135	2,556,876
California HFA, RB, Home Mortgage, Series K, AMT,
4.55%, 8/01/21	530	542,529
California HFA, Refunding RB, Home Mortgage, Series M, AMT,
4.55%, 8/01/21	1,055	1,066,489
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, 5.25%, 6/01/23(a)	605	685,586
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	1,240	1,315,169
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC),
4.75%, 12/01/23	5,000	5,494,550
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C,
6.00%, 9/01/28	2,990	3,054,076
City of San Jose California, Refunding ARB, Series A-1, AMT,
5.00%, 3/01/25	2,000	2,249,260
State of California, GO:
5.50%, 4/01/28	15	15,771
Various Purpose, 5.75%, 4/01/31	7,000	8,292,410
Various Purpose, 5.00%, 11/01/32	2,000	2,221,760

		27,494,476

Colorado – 0.8%
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment,
7.50%, 6/01/14(b)	4,500	4,964,850

Connecticut – 2.2%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT,
7.95%, 4/01/26	1,160	1,250,782
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College, Series I, 5.00%, 7/01/29	1,075	1,261,770
Connecticut College, Series I, 5.00%, 7/01/31	620	724,377
Connecticut College, Series I, 5.00%, 7/01/32	500	581,050
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	1,780	1,971,777

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
State of Connecticut, GO, Series B,
5.00%, 4/15/31	$6,990	$8,304,889

		14,094,645

Delaware – 0.9%
Delaware State Municipal Electric Corp., Refunding RB,
5.00%, 7/01/37	5,000	5,604,500

Florida – 8.4%
Broward County Florida Airport System, RB, Series Q-2, AMT,
5.00%, 10/01/32	1,250	1,392,825
Broward County School Board Florida, Refunding COP, Series A, (AGM),
5.00%, 7/01/24	10,000	11,704,700
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,182,950
(AGM), 5.00%, 10/01/27	1,635	1,830,660
County of Miami-Dade Florida, Refunding RB, Series C (BHAC),
5.00%, 10/01/23	8,000	9,396,160
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax:
5.00%, 7/01/32	1,500	1,728,525
5.00%, 7/01/33	3,000	3,441,240
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, Series B, AMT:
5.00%, 10/01/25	1,000	1,141,600
5.00%, 10/01/26	2,935	3,330,315
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G,
5.13%, 11/15/16 (b)	35	40,795
JEA Electric System, Refunding RB, Sub-Series B,
5.00%, 10/01/34	4,615	5,299,451
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	2,880	2,923,632
Series B, 6.50%, 5/01/37	1,870	1,909,551
Portofino Shores Community Development District, Special Assessment Bonds, Series A,
6.40%, 5/01/34	1,080	1,092,906
South Lake County Hospital District, RB, South Lake Hospital Inc.,
6.63%, 10/01/23	2,390	2,466,169
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds Series B,
5.50%, 11/01/10 (c)(d)	155	100,752
University of Florida Research Foundation Inc., RB (AMBAC),
5.13%, 9/01/33	4,000	4,002,160

		52,984,391

Georgia – 1.1%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B,
5.25%, 3/15/24	3,000	3,406,110
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,617,105
4.13%, 8/01/24	2,000	2,152,200

		7,175,415

Guam – 0.4%
Territory of Guam, RB, Section 30, Series A,
5.38%, 12/01/24	2,100	2,327,010

Hawaii – 0.9%
State of Hawaii, Refunding ARB, Series A,
5.25%, 7/01/29	5,000	5,859,000

Idaho – 0.6%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Regional Medical Center (AGM),
4.63%, 7/01/30	3,700	4,035,368

Illinois – 6.1%
Chicago Transit Authority, RB,
5.25%, 12/01/31	2,000	2,351,920
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series B-2, AMT (AGM),
5.75%, 1/01/23	8,130	8,500,565
Madison, Macoupin, Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/29	350	394,804
5.00%, 5/01/30	475	532,850
5.00%, 5/01/31	500	559,515
5.00%, 5/01/32	500	556,430
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	4,163,810
6.25%, 6/01/24	12,750	14,279,490
Village of Hodgkins Illinois, RB, MBM Project, AMT,
5.90%, 11/01/17	6,000	6,009,300
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project,
6.00%, 1/01/25	1,425	1,433,094

		38,781,778

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana – 4.0%
City of Whiting Indiana, RB, BP Products North America,
5.25%, 1/01/21	$4,800	$5,909,232
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC),
5.85%, 4/01/19	2,000	2,355,100
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project,
6.00%, 12/01/19	5,000	5,579,800
Indiana Finance Authority Wastewater Utility, RB, First Lien, Series A,
5.25%, 10/01/31	10,000	11,805,900

		25,650,032

Iowa – 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	823,130
5.25%, 4/01/24	730	857,984
5.25%, 4/01/25	520	607,984
5.25%, 4/01/26	360	419,346
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,152,300
5.00%, 9/01/22	2,315	2,600,185

		6,460,929

Kansas – 2.1%
Kansas Development Finance Authority, RB, KU Health System, Series H:
5.00%, 3/01/26	3,220	3,567,019
5.00%, 3/01/27	3,905	4,315,962
Kansas Development Finance Authority, Refunding RB:
Adventist Health,
5.00%, 11/15/23	1,500	1,733,265
Sisters of Leavenworth, Series A,
4.00%, 1/01/22	3,425	3,767,706

		13,383,952

Kentucky – 3.0%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
5.25%, 6/01/23	8,650	9,797,509
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/24	8,000	9,396,400

		19,193,909

Louisiana – 3.6%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A, (AGM),
5.50%, 1/01/26	3,000	3,411,660
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	4,052,629
5.00%, 12/01/28	3,715	4,347,367
Louisiana Public Facilities Authority, RB, Nineteenth Judicial District Court (NPFGC),
5.50%, 6/01/41	2,000	2,159,940
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A,
5.00%, 9/01/28	2,000	2,165,200
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC),
6.00%, 1/01/23	850	1,011,628
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp. Project,
4.00%, 12/01/40(a)	1,760	1,941,491
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project,
6.50%, 1/01/17	3,500	3,521,560

		22,611,475

Maine – 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A,
6.00%, 2/01/34	1,965	2,026,013

Maryland – 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.13%, 6/01/20	1,750	2,036,878
Maryland EDC, Refunding RB, CNX Marine Terminals Inc.,
5.75%, 9/01/25	790	882,375
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B,
5.00%, 7/01/33	1,140	1,344,242
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A,
6.00%, 5/01/35	500	522,485

		4,785,980

Massachusetts – 0.2%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital,
5.00%, 7/01/25	1,060	1,177,660

Michigan – 4.0%
City of Detroit Michigan, Refunding RB, Second Lien, Series C (BHAC),
5.75%, 7/01/26	4,235	4,887,529
Manistee Area Public Schools, GO, Refunding (Q-SBLF),
5.00%, 5/01/25	1,000	1,179,330

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A,
5.00%, 10/15/24	$2,500	$2,968,500
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health,
5.25%, 11/15/24	4,900	5,622,995
State of Michigan Trunk Line, RB, Fund,
5.00%, 11/15/31	2,000	2,366,260
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC),
4.75%, 12/01/18	7,665	8,261,567

		25,286,181

Minnesota – 0.9%
City of St. Cloud Minnesota, Refunding RB, Centracare Health System, Series A,
4.25%, 5/01/21	2,300	2,581,520
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Series B:
5.00%, 1/01/30	1,000	1,163,930
5.00%, 1/01/31	750	872,310
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program, Series B,
5.00%, 8/01/36	1,000	1,169,510

		5,787,270

Mississippi – 0.8%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project,
5.88%, 4/01/22	5,000	5,015,250

Missouri – 2.7%
Missouri Development Finance Board, RB, St. Joseph Sewage System Improvements, Series E,
4.75%, 5/01/26	750	792,795
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC),
5.00%, 1/01/32	5,000	5,610,450
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Revolving Funds Program, Series A,
5.00%, 1/01/25	3,150	3,895,006
Missouri State Health & Educational Facilities Authority, Refunding RB, SSM Health Care, Series B,
4.25%, 6/01/25	5,975	6,545,553

		16,843,804

Montana – 0.5%
Montana Facility Finance Authority, Refunding RB, Series B,
5.00%, 1/01/24	2,625	3,017,831

Nebraska – 0.9%
Douglas County School District No. 17 Nebraska, GO, Refunding,
2.00%, 6/15/25	4,380	4,272,471
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group,
5.50%, 1/01/30	1,000	1,131,070

		5,403,541

Nevada – 0.7%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project,
5.15%, 12/01/24	3,800	4,253,188

New Hampshire – 0.6%
New Hampshire State Turnpike System, RB, Series C,
4.00%, 8/01/30	3,765	4,032,390

New Jersey – 15.5%
Essex County Improvement Authority, RB, Newark Project, Series A (AGM),
5.00%, 11/01/20	2,000	2,318,600
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM)(b):
5.80%, 11/01/15	3,635	4,160,076
5.80%, 11/01/15	5,050	5,779,472
New Jersey EDA, RB:
Continental Airlines Inc. Project, AMT,
6.40%, 9/15/23	6,040	6,201,510
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	10,000	10,564,900
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT,
4.70%, 12/01/25	3,000	3,287,280
School Facilities Construction, Series AA,
4.25%, 12/15/24	3,850	4,225,952
School Facilities Construction, Series EE,
5.00%, 9/01/23	3,465	4,096,219
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM),
4.00%, 1/01/24	635	688,842
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	1,665	1,882,416
Series 1, AMT, 5.00%, 12/01/27	12,000	12,944,640
Series 1A, 4.75%, 12/01/21	2,370	2,663,690

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT,
5.10%, 10/01/23	$3,150	$3,355,349
New Jersey State Turnpike Authority, Refunding RB, Series B,
5.00%, 1/01/29	10,000	11,760,600
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 3.99%, 12/15/25(e)	9,450	5,683,702
Series A, 5.25%, 6/15/24	3,185	3,832,733
Series B, 5.50%, 6/15/31	10,000	11,895,500
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC),
4.63%, 1/01/23	1,375	1,547,233
State of New Jersey, GO, Refunding, Series O,
5.25%, 8/01/21	1,355	1,708,533

		98,597,247

New York – 19.9%
City of New York, New York, GO, Series D1,
5.13%, 12/01/26	4,615	5,401,488
City of New York, New York, GO, Refunding:
Series B, 5.00%, 8/01/30	2,210	2,639,558
Series E, 5.00%, 8/01/27	3,500	4,154,570
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT,
5.20%, 12/01/23	6,300	6,509,286
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	4,250	5,071,568
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	1,000	1,191,390
Metropolitan Transportation Authority, RB:
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,800,733
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,826,565
Transportation, Series A, 5.00%, 11/15/25	1,980	2,229,995
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	4,000	4,825,520
Series F, 5.00%, 11/15/30	1,460	1,706,039
New York City Industrial Development Agency, RB, Continental Airlines Inc. Project, Mandatory Put Bonds, AMT,
8.38%, 11/01/16(a)	3,500	3,517,500
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A,
4.25%, 5/01/24	1,740	1,904,256
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3,
5.00%, 1/15/23	3,560	4,158,329
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A,
5.00%, 12/01/29	2,750	3,144,020
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
5.63%, 7/15/47	3,000	3,464,550
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4,
5.00%, 1/15/27	6,900	7,863,861
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 9/15/16(b)	5	5,799
Education, Series D, 5.00%, 3/15/31	4,495	5,064,696
Fordham University, Series A, 5.25%, 7/01/25	900	1,079,604
Mental Health Services (AGM), 5.00%, 8/15/18(b)	10	12,159
Mental Health Services (AGM), 5.00%, 2/15/22	3,990	4,714,664
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,161,700
New York University Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,983,767
New York University Hospital Center, Series A, 5.13%, 7/01/23	1,670	1,920,533
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,705,571
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	1,600	1,811,136
School Districts Financing Program, Series C, 5.00%, 10/01/24	3,165	3,810,470
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	2,225	2,434,217
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	741,442
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,446,524
Yeshiva University, 4.00%, 9/01/23	2,860	3,124,865

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Yeshiva University,
4.25%, 9/01/24	$2,750	$3,033,910
Port Authority of New York & New Jersey, RB, JFK International Air Terminal,
5.00%, 12/01/20	2,475	2,848,007
Port Authority of New York & New Jersey, Refunding RB:
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,123,450
Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,349,730
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC),
5.25%, 10/15/27	9,850	10,594,561
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series A,
5.00%, 11/15/24	2,000	2,448,820
United Nations Development Corp. New York, Refunding RB, Series A,
4.25%, 7/01/24	2,985	3,287,291
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series A,
5.00%, 11/01/24	5,470	6,197,237

		126,309,381

North Carolina – 1.9%
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A,
5.00%, 7/01/33	4,000	4,587,840
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT,
5.75%, 8/01/35	2,105	1,952,451
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal, Duke Energy Carolinas Project, Series B,
4.38%, 10/01/31	2,000	2,152,940
North Carolina Medical Care Commission, Refunding RB:
Vidant Health, Series A, 5.00%, 6/01/36	1,500	1,643,955
WakeMed, Series A, 5.00%, 10/01/31	1,500	1,751,430

		12,088,616

Ohio – 0.5%
City of Cincinnati Ohio, GO, Refunding, Various Purpose, Series A,
4.38%, 12/01/30	900	975,339
Kent State University, RB, General Receipts, Series A,
5.00%, 5/01/37	1,000	1,137,940
Miami University, RB, General Receipts,
4.00%, 9/01/33	1,000	1,063,010

		3,176,289

Oregon – 1.8%
City of Tigard Washington County Oregon, Refunding RB, Water System,
5.00%, 8/01/37	2,000	2,323,140
Oregon Health & Science University, Refunding RB:
Series A, 5.00%, 7/01/26	1,500	1,774,875
Series E, 5.00%, 7/01/32	1,250	1,451,512
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A,
5.00%, 7/01/29	1,835	2,149,189
State of Oregon, GO:
Odot Project, Tax-Exempt, Series I, 5.00%, 5/01/37	1,000	1,177,260
Series H, 5.00%, 5/01/36	2,000	2,356,300

		11,232,276

Pennsylvania – 8.4%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM),
5.00%, 6/15/20	2,895	3,202,391
City of Pittsburgh Pennsylvania, GO, Series C (AGM),
5.25%, 9/01/18	6,430	7,159,162
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM),
5.25%, 9/01/17	9,630	10,770,673
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	3,129,651
5.00%, 11/01/26	2,375	2,709,020
County of Allegheny Pennsylvania, GO, Refunding, Series C-68,
5.00%, 11/01/25	2,515	2,915,212
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care,
6.00%, 2/01/21	3,500	3,579,520
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT,
6.25%, 11/01/27	7,710	7,709,229
Pennsylvania Turnpike Commission, RB, Sub-Series B,
5.25%, 12/01/31	4,000	4,586,680
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC),
6.00%, 7/01/26	6,225	7,381,045

		53,142,583

Puerto Rico – 4.2%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A (AGC),
5.00%, 7/01/25	3,215	3,344,661

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Electric Power Authority, RB, Series TT,
5.00%, 7/01/27	$6,500	$6,574,100
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM),
6.25%, 7/01/21	3,000	3,592,260
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	9,450	10,146,181
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.00%, 8/01/42	650	715,176
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	2,000	2,175,640

		26,548,018

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp., RB, Providence College,
5.00%, 11/01/34	1,750	1,990,100

South Carolina – 0.2%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A,
4.50%, 11/01/25	1,000	1,108,100

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health,
5.00%, 9/01/25	1,000	1,119,400

Tennessee – 1.8%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM),
5.00%, 10/01/22	1,620	1,872,931
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A,
6.00%, 2/15/19	1,360	1,361,673
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Eastowne Village Project,
4.00%, 6/01/31(a)	3,750	4,118,587
Memphis-Shelby County Sports Authority Inc., Refunding RB:
Memphis Arena Project, Series A, 5.00%, 11/01/23	2,695	3,099,789
Memphis Arena Project, Series B, 5.00%, 11/01/22	1,000	1,159,610

		11,612,590

Texas – 5.7%
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 7/01/25	1,500	1,731,900
5.00%, 7/01/32	1,010	1,139,260
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT,
6.15%, 1/01/16	4,000	4,007,280
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,472,175
Series E, 5.00%, 11/01/27	4,960	5,586,398
Series F, 5.00%, 11/01/31	6,345	7,040,348
Frisco ISD, GO, Refunding (PSF-GTD),
4.25%, 8/15/28	4,000	4,551,680
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT,
5.00%, 11/01/28	2,000	2,178,600
San Jacinto River Authority, RB, Special Project (AGM),
5.25%, 10/01/25	2,910	3,351,622
Socorro ISD, GO, Refunding (PSF-GTD), School Building:
5.00%, 8/15/30	1,000	1,176,050
5.00%, 8/15/32	2,500	2,915,775

		36,151,088

Vermont – 0.3%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Middlebury College Project,
5.00%, 11/01/32	1,680	2,010,809

Virginia – 2.6%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.75%, 3/01/17	3,285	3,299,158
6.00%, 3/01/23	1,150	1,155,198
Roanoke EDA, Refunding RB, Carilion Health System, Series B (AGM),
5.00%, 7/01/38	3,155	3,474,696
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed,
5.63%, 6/01/15(b)	6,000	6,675,960
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT,
5.00%, 7/01/34	1,560	1,622,525

		16,227,537

Washington – 1.4%
State of Washington, GO, Motor Vehicle Fuel Tax, Series E,
4.00%, 2/01/34(f)	8,000	8,615,040

West Virginia – 2.7%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A,
5.13%, 9/01/23	4,000	4,421,200

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia (concluded)
West Virginia University, RB, Board of Governors University Improvement, Series B:
5.00%, 10/01/29	$7,520	$8,822,915
5.00%, 10/01/30	3,500	4,088,770

		17,332,885

Wisconsin – 2.2%
Public Finance Authority, Refunding RB, Senior Obligation Group, Series B, AMT,
5.25%, 7/01/28	4,765	5,193,231
State of Wisconsin, GO, Series C,
4.50%, 5/01/30	6,120	6,992,834
Wisconsin Housing & EDA, RB, Series C, AMT,
4.85%, 9/01/26	2,000	2,080,740

		14,266,805

Total Municipal Bonds – 129.2%		819,660,358

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California – 4.4%
Peralta Community College District, GO, Election of 2000, Series D (AGM),
5.00%, 8/01/30	10,140	10,549,757
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM),
5.50%, 7/01/35	9,028	10,146,472
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	6,440	7,466,121

		28,162,350

Illinois – 3.9%
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC),
5.25%, 12/30/22	8,650	10,120,309
McHenry County Conservation District Illinois, GO (AGM),
5.13%, 2/01/27	12,695	14,260,761

		24,381,070

Louisiana – 4.1%
State of Louisiana, GO, Series A,
5.00%, 8/01/24	12,000	14,890,800
State of Louisiana Gas & Fuels, Refunding RB, Series A-1,
4.00%, 5/01/34	10,000	10,768,600

		25,659,400

Massachusetts – 3.3%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L,
5.00%, 7/01/31	10,175	11,851,216
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (b)	1,075	1,182,245
5.00%, 8/15/30	7,264	7,991,936

		21,025,397

Minnesota – 1.9%
State of Minnesota, GO, State Various Purpose, Series A,
4.00%, 8/01/29	10,525	11,882,579

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM),
5.00%, 6/15/19	11,120	12,148,489

New York – 9.8%
City of New York, New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,961,875
Sub-Series I-1, 5.50%, 4/01/21	4,992	6,191,446
City of New York, New York, GO, Refunding, Series E,
5.00%, 8/01/24	3,990	4,785,327
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A,
4.75%, 6/15/30	8,000	8,955,680
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A,
5.00%, 7/01/42	2,240	2,583,235
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC),
5.25%, 3/15/14 (b)	10,000	10,560,200
New York State Urban Development Corp., Refunding RB, Service Contract, Series B,
5.00%, 1/01/21	8,003	9,374,041
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT,
5.00%, 10/15/26	5,530	6,454,616
Suffolk County Water Authority, Refunding RB,
3.00%, 6/01/25	3,242	3,362,755

		62,229,175

Washington – 1.8%
Snohomish County School District No. 15 – Edmonds Washington, GO, (NPFGC),
5.00%, 6/01/16 (b)	10,000	11,463,100

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 31.1%		196,951,560

Total Long-Term Investments (Cost – $931,505,374) – 160.3%		1,016,611,918

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Funds – 0.6%
FFI Institutional Tax-Exempt Fund,
0.01%(h)(i)	3,785,846	$3,785,846

	Par (000)
Connecticut – 0.3%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase NA SBPA),
0.12%, 2/01/13(j)	$2,100	2,100,000

Massachusetts – 0.3%
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Stonehill College, Series K (Bank of America NA LOC),
0.09%, 2/01/13(j)	2,200	2,200,000

Texas – 0.1%
Gulf Coast Waste Disposal Authority, RB, VRDN, Air Products Project,
0.09%, 2/07/13(j)	400	400,000

Total Short-Term Securities (Cost – $8,485,846) – 1.3%		8,485,846

Total Investments (Cost–$939,991,220*) – 161.6%		1,025,097,764
Other Assets Less Liabilities – 0.3%		2,157,784
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.7)%		(106,003,003)
VRDP Shares, at Liquidation Value – (45.2)%		(287,100,000)
Net Assets Applicable to Common Shares – 100.0%		$634,152,545

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$834,151,338

Gross unrealized appreciation	$85,814,927
Gross unrealized depreciation	(807,209)

Net unrealized appreciation	$85,007,718

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Citigroup Inc.	$8,615,040	$(56,640)

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at April 30, 2012	Net Activity	Shares held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	3,601,217	184,629	3,785,846	$51

(i)	Represents the current yield as of report date.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(158)	10-Year US Treasury Note	Chicago Board of Trade	March 2013	$20,742,438	$(7,653)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LOC	Letter of Credit
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$1,016,611,918	–	$1,016,611,918
Short-Term Securities	$3,785,846	4,700,000	–	8,485,846

Total	$3,785,846	$1,021,311,918	–	$1,025,097,764

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(7,653)	–	–	$(7,653)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$259,052	–	–	$259,052
Liabilities:
TOB trust certificates	–	$(105,938,708)	–	(105,938,708)
VRDP shares	–	(287,100,000)	–	(287,100,000)

Total	$259,052	$(393,038,708)	–	$(392,779,656)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2013	11

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 26, 2013